UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Western Investment LLC
Address: 7050 South Union Park Center, Ste 590
         Midvale, UT  84047

13F File Number:  028-10869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Lipson
Title:     Managing Member
Phone:     801-568-1400

Signature, Place, and Date of Signing:

 /s/Arthur Lipson     Salt Lake City, UT     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    $62,804 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPINE GLOBAL PREMIER PPTYS    COM SBI          02083A103     1203   190271 SH       Sole                   190271        0        0
ARES CAP CORP                  COM              04010L103      362    22700 SH       Sole                    22700        0        0
ARES COML REAL ESTATE CORP     COM              04013V108      269    15400 SH       Sole                    15400        0        0
BLACKROCK ENHANCED EQT DIV T   COM              09251A104      114    15688 SH       Sole                    15688        0        0
BLACKROCK INTL GRWTH & INC T   COM BENE INTER   092524107      281    39408 SH       Sole                    39408        0        0
BOULDER GROWTH & INCOME FD I   COM              101507101       98    16100 SH       Sole                    16100        0        0
CLOUGH GLOBAL OPPORTUNITIES    SH BEN INT       18914E106      314    29200 SH       Sole                    29200        0        0
CORNERSTONE PROGRESSIVE RTN    COM              21925C101      532   100434 SH       Sole                   100434        0        0
CREXUS INVT CORP               COM              226553105     1584   155800 SH       Sole                   155800        0        0
DIVIDEND & INCOME FUND         COM              25538A105       81    24181 SH       Sole                    24181        0        0
DWS GLOBAL HIGH INCOME FD      COM              23338W104      376    45522 SH       Sole                    45522        0        0
DYNEX CAP INC                  COM NEW          26817Q506      363    35000 SH       Sole                    35000        0        0
EATON VANCE ENH EQTY INC FD    COM              278277108      238    22402 SH       Sole                    22402        0        0
EATON VANCE ENHANCED EQ INC    COM              278274105      492    46407 SH       Sole                    46407        0        0
EATON VANCE RISK MNGD DIV EQ   COM              27829G106      982    95809 SH       Sole                    95809        0        0
EATON VANCE TAX MNGD GBL DV    COM              27829F108      431    51883 SH       Sole                    51883        0        0
EATON VANCE TX MGD DIV EQ IN   COM              27828N102      318    35063 SH       Sole                    35063        0        0
EQUUS TOTAL RETURN INC         COM              294766100       62    25500 SH       Sole                    25500        0        0
FULL CIRCLE CAP CORP           COM              359671104      127    16569 SH       Sole                    16569        0        0
GSV CAP CORP                   COM              36191J101      232    24900 SH       Sole                    24900        0        0
ISHARES INC                    MSCI AUSTRALIA   464286103     1096    50150 SH       Sole                    50150        0        0
JAPAN SMALLER CAPTLZTN FD IN   COM              47109U104      181    24548 SH       Sole                    24548        0        0
MACQUARIE GLBL INFRA TOTL RE   COM              55608D101    24478  1410027 SH       Sole                  1410027        0        0
MADISON CLAYMORE CALL &EQTY    COM              556582104      570    74735 SH       Sole                    74735        0        0
MAIN STREET CAPITAL CORP       COM              56035L104      242    10000 SH       Sole                    10000        0        0
MVC CAPITAL INC                COM              553829102    20466  1580367 SH       Sole                  1580367        0        0
NEW IRELAND FUND INC           COM              645673104      296    40438 SH       Sole                    40438        0        0
NEWCASTLE INVT CORP            COM              65105M108     4221   630000 SH       Sole                   630000        0        0
PENNANTPARK INVT CORP          COM              708062104      473    45672 SH       Sole                    45672        0        0
RMR REAL ESTATE INCOME FUND    COM              76970B101      487    29280 SH       Sole                    29280        0        0
ROYCE FOCUS TR                 COM              78080N108      231    36807 SH       Sole                    36807        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886      329     8900 SH       Sole                     8900        0        0
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417      587    14883 SH       Sole                    14883        0        0
SPECIAL OPPORTUNITIES FD INC   COM              84741T104      497    32906 SH       Sole                    32906        0        0
TICC CAPITAL CORP              COM              87244T109      191    19747 SH       Sole                    19747        0        0